MEZZANINE EQUITY (Details Narrative) ¥ in Millions				1 Months Ended		12 Months Ended
	Sep. 08, 2025 shares	Dec. 23, 2024 shares	Apr. 21, 2023 shares	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Apr. 28, 2023	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)
Dividend rate						6.00%
[custom:AccretionsToRedeemablePreferredEquity] | $								$ 326,837
Number of shares issued	267,857
Common Class A [Member]
Number of shares issued		28,750	5,318,548
Series B Mezzanine Equity Holders [Member]
Mezzanine equity annual interest rate						4.50%
GSR Zhaohua Ventures III Partnership ("GSR") [Member]
Investments										$ 2,810,000	¥ 20.0	$ 2,110,000	¥ 15.0
Equity ownership percentage										13.01%	13.01%	10.00%	10.00%
Purchase of equities percentage				1.65%	1.65%
Cash consideration of equity investment				$ 1,850,000	¥ 13.2
Xiamen Yilian Kaitai Artificial Intelligence Venture Capital Partnership ("XMKT") [Member]
Investments										$ 4,220,000	¥ 30.0
Equity ownership percentage										6.00%	6.00%
Purchase of equities percentage				1.65%	1.65%
Cash consideration of equity investment				$ 1,850,000	¥ 13.2
Hangzhou Kaitai Hongde Venture Capital Partnership ("HZKT") [Member]
Investments										$ 1,400,000	¥ 10.0
Equity ownership percentage										2.00%	2.00%
Mezzanine Equity Holders [Member]
Percentage of preferred equities				24.31%	24.31%
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Equity ownership percentage						100.00%			100.00%